Research and Development	12 Months Ended
Dec. 31, 2012
Research and Development [Abstract]
Research and Development
8.	Research and Development

Investment tax credits earned as a result of qualifying research and development expenditures and government grants have been applied to reduce research and development expenses as follows:

	Year Ended December 31,	Year Ended December 31,	Cumulative From September 3,1996 to December 31,
	2012	2011	2012
Research and development	$2,075	$1,494	$69,168
Investment tax credits	-	-	(1,632)
National Research Council grants	-	-	(197)
	$2,075	$1,494	$67,339